Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

June 12, 2009

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Financial Investors Trust (“Trust”)
	File Nos.	33-72424
811-8194
Form N-14

Dear Mr. Ganley:

An electronic (“EDGAR”) filing is hereby made on a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the Trust, an open-end management investment company.  This Form N-14 is being filed in connection with a reorganization in which the Activa Value Fund, a series of the Trust, will assume all of the assets and liabilities of the Activa Value Fund, a series of the Activa Mutual Fund Trust.

The SEC Staff is requested to address any comments on this filing to my paralegal, Jennifer Craig, at 720.917.0611.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP